UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-7800


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas               February 7, 2012
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      38
 Form 13F Information Table Value Total:      998,591

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name




                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2011
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     34858     426500 SH       SOLE          426500         0         0
APPLE INC                          COM             037833100     24503      60500 SH       SOLE           60500         0         0
BAKER HUGHES INC                   COM             057224107     20283     417000 SH       SOLE          417000         0         0
BANK OF AMERICA CORPORATION        COM             060505104     15130    2721145 SH       SOLE         2721145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     22721        198 SH       SOLE             198         0         0
CANON INC                          ADR             138006309       352       8000 SH       SOLE            8000         0         0
CAPITOL FED FINL INC               COM             14057J101     13963    1210000 SH       SOLE         1210000         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     14195     292750 SH       SOLE          292750         0         0
CISCO SYS INC                      COM             17275R102     32725    1810000 SH       SOLE         1810000         0         0
CLOROX CO DEL                      COM             189054109     26691     401000 SH       SOLE          401000         0         0
COCA COLA CO                       COM             191216100     49569     708429 SH       SOLE          708429         0         0
CORNING INC                        COM             219350105     22741    1752000 SH       SOLE         1752000         0         0
CROSSTEX ENERGY INC                COM             22765Y104      7610     602086 SH       SOLE          602086         0         0
DEVON ENERGY CORP NEW              COM             25179M103     49547     799141 SH       SOLE          799141         0         0
E M C CORP MASS                    COM             268648102     25740    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     67453     795808 SH       SOLE          795808         0         0
GENERAL DYNAMICS CORP              COM             369550108     18595     280000 SH       SOLE          280000         0         0
HEINZ H J CO                       COM             423074103     24291     449500 SH       SOLE          449500         0         0
INTL PAPER CO                      COM             460146103     41588    1405000 SH       SOLE         1405000         0         0
ITRON INC                          COM             465741106      2790      77988 SH       SOLE           77988         0         0
JOHNSON & JOHNSON                  COM             478160104     77446    1180943 SH       SOLE         1180943         0         0
KIMBERLY CLARK CORP                COM             494368103     44533     605400 SH       SOLE          605400         0         0
KRAFT FOODS INC                    CL A            50075N104       467      12500 SH       SOLE           12500         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     31959     465000 SH       SOLE          465000         0         0
MEDTRONIC INC                      COM             585055106     33851     885000 SH       SOLE          885000         0         0
MERCK & CO INC NEW                 COM             58933Y105     31894     846000 SH       SOLE          846000         0         0
MICROSOFT CORP                     COM             594918104     49596    1910486 SH       SOLE         1910486         0         0
PEPSICO INC                        COM             713448108     29028     437500 SH       SOLE          437500         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100      8820      70950 SH       SOLE           70950         0         0
PFIZER INC                         COM             717081103     28565    1320000 SH       SOLE         1320000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     52458    1434848 SH       SOLE         1434848         0         0
RESEARCH IN MOTION LTD             COM             760975102       145      10000 SH       SOLE           10000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       731      10000 SH       SOLE           10000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       387      30000 SH       SOLE           30000         0         0
TARGET CORP                        COM             87612E106     27147     530000 SH       SOLE          530000         0         0
US BANCORP DEL                     COM NEW         902973304     65215    2410900 SH       SOLE         2410900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       448      16000 SH       SOLE           16000         0         0
WASTE MGMT INC DEL                 COM             94106L109       556      17000 SH       SOLE           17000         0         0
                                                     ------------------
                                   GRAND TOTAL                  998591


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